MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

May 3, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                               Morgan Stanley Select Dimensions Investment Series

File Nos. 33-54047; 811-7185

Ladies and Gentlemen:

On behalf of Morgan Stanley Select Dimensions Investment Series (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectuses and statement of additional information contained in Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A, filed on April 12, 2011, constituting the most recent amendment to this Registration Statement (“the Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on April 12, 2011, accession number 0001104659-11-019796.

If you have any questions, please feel free to contact me at 212.296.6961 (tel) or 646.225.5505 (fax).

Very truly yours,

/s/ Joanne Antico
Joanne Antico
Assistant Secretary

Enclosures
cc: Stefanie V. Chang Yu, Esq.